Inventory	9 Months Ended
Sep. 30, 2012
Inventory Disclosure [Abstract]
Inventory

7. Inventory

                Inventory as of September 30, 2012 and December 31, 2011 consisted of the following:

	September 30, 2012	December 31, 2011
Raw materials and supplies	$9,479,058	$9,159,004
Work-in-process	18,584	462,832
Finished goods	3,507,478	732,871
	$13,005,120	$10,354,707

Finished goods inventory at September 30, 2012 includes approximately $3 million related to 245 units shipped to a customer site during the quarter in connection with a customer lease agreement that was not yet complete.